Document and Entity Information Document	Nov. 04, 2026
Entity Information [Line Items]
Entity Central Index Key	0000012208
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	BIO-RAD LABORATORIES, INC.
Entity File Number	001-07928
Entity Tax Identification Number	94-1381833
Entity Address, Address Line One	1000 Alfred Nobel Dr.
Entity Address, City or Town	Hercules
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94547
City Area Code	(510)
Local Phone Number	724-7000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, Par Value $0.0001 per share
Trading Symbol	BIO
Security Exchange Name	NYSE
Common Class B [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B Common Stock, Par Value $0.0001 per share
Trading Symbol	BIO.B
Security Exchange Name	NYSE